Basis of Presentation and Summary of Significant Accounting Policies - Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 27, 2014
Property, Plant and Equipment [Line Items]
Leasehold improvements useful life	Lesser of the expected lease term or useful life
Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment, furniture and fixtures useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment, furniture and fixtures useful life	7 years